STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1%
Canada - .6%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	15,000	14,990
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	9,912
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	24,431
Province of Ontario, Sr. Unscd. Notes	1.60	2/25/2031	10,000	8,832
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	20,000	18,624
Rogers Communications Inc., Gtd. Notes	2.90	11/15/2026	15,000	14,398
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	4,987
				96,174
Germany - .4%
KfW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 9,995
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	10,000	9,281
KfW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	24,862
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.00	1/13/2025	15,000	14,678
				58,816
Ireland - .0%
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	4,000	3,966
Japan - .2%
Mitsubishi UFJ Financial Group Inc., Sr. Unscd. Notes	3.78	3/2/2025	25,000	25,086
Panama - .1%
Panama, Sr. Unscd. Bonds	9.38	4/1/2029	10,000	12,346
Peru - .1%
Peru, Sr. Unscd. Bonds	2.78	1/23/2031	15,000	13,250
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	14,884
Supranational - .4%
Asian Development Bank, Sr. Unscd. Notes	1.50	10/18/2024	15,000	14,531
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	10,000	8,674
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	9,755
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	7/15/2026	25,000	23,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1% (continued)
Supranational - .4% (continued)
NXP BV, Gtd. Notes	2.50	5/11/2031	10,000	8,447
				64,478
United Kingdom - .2%
AstraZeneca PLC, Sr. Unscd. Notes	6.45	9/15/2037	10,000	12,592
Vodafone Group PLC, Sr. Unscd. Notes	4.38	5/30/2028	15,000	15,283
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	10,000	9,952
				37,827
United States - 34.9%
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	15,000	14,693
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	5,000	4,776
AbbVie Inc., Sr. Unscd. Notes	4.88	11/14/2048	5,000	5,091
Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	15,000	12,663
Amazon.com Inc., Sr. Unscd. Notes	4.05	8/22/2047	10,000	9,907
Amazon.com Inc., Sr. Unscd. Notes	4.80	12/5/2034	10,000	11,089
American Express Co., Sr. Unscd. Notes	3.40	2/22/2024	25,000	24,964
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	15,000	13,900
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	10,000	8,686
American Water Capital Corp., Sr. Unscd. Notes	4.15	6/1/2049	10,000	9,170
American Water Capital Corp., Sr. Unscd. Notes	4.20	9/1/2048	15,000	13,894
Amgen Inc., Sr. Unscd. Notes	4.56	6/15/2048	10,000	9,809
Apple Inc., Sr. Unscd. Notes	1.20	2/8/2028	20,000	18,066
Apple Inc., Sr. Unscd. Notes	3.25	2/23/2026	15,000	15,129
Bank of America Corp.	4.57	4/27/2033	25,000	25,063
Bank of America Corp., Sr. Unscd. Notes	2.46	10/22/2025	25,000	24,037
Bank of America Corp., Sr. Unscd. Notes	3.95	1/23/2049	10,000	8,927
Becton Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	10,000	9,138
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	15,000	14,987
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.13	6/15/2039	10,000	9,950
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	10,000	7,949
Centerpoint Energy Houston Electric LLC, Mortgage Bonds	3.55	8/1/2042	10,000	8,999
Cigna Corp., Gtd. Notes	4.13	11/15/2025	15,000	15,237
Cigna Corp., Gtd. Notes	4.38	10/15/2028	15,000	15,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
Cisco Systems Inc., Sr. Unscd. Notes	5.50	1/15/2040	5,000		5,677
Citigroup Inc., Sr. Unscd. Notes	3.20	10/21/2026	20,000		19,562
Citigroup Inc., Sr. Unscd. Notes	3.98	3/20/2030	10,000		9,689
Citigroup Inc., Sr. Unscd. Notes	4.41	3/31/2031	15,000		14,862
Citigroup Inc., Sub. Notes	4.75	5/18/2046	10,000		9,407
Commonwealth Edison Co., First Mortgage Bonds	3.00	3/1/2050	10,000		8,051
Conagra Brands Inc., Sr. Unscd. Notes	5.30	11/1/2038	5,000		4,915
Credit Suisse USA Inc., Gtd. Notes	7.13	7/15/2032	10,000		11,311
Crown Castle Inc., Sr. Unscd. Bonds	3.80	2/15/2028	10,000		9,738
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	20,000		20,361
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		9,832
Dell International LLC/EMC Corp., Sr. Unscd. Notes	4.90	10/1/2026	15,000		15,369
DuPont de Nemours Inc., Sr. Unscd. Notes	4.49	11/15/2025	10,000		10,258
Eli Lilly & Co., Sr. Unscd. Notes	2.25	5/15/2050	10,000		7,471
Federal Home Loan Bank, Bonds	2.50	2/13/2024	25,000		24,851
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[b]	31,035
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	10,000	[b]	9,120
Federal National Mortgage Association, Notes	0.50	6/17/2025	10,000	[b]	9,352
Federal National Mortgage Association, Notes	6.63	11/15/2030	20,000	[b]	25,337
FedEx Corp., Gtd. Notes	5.25	5/15/2050	15,000		15,666
Fiserv Inc., Sr. Unscd. Notes	4.40	7/1/2049	10,000		9,009
General Mills Inc., Sr. Unscd. Notes	4.20	4/17/2028	5,000		5,123
Gilead Sciences Inc., Sr. Unscd. Notes	3.50	2/1/2025	5,000		5,023
GlaxoSmithKline Capital Inc., Gtd. Notes	3.88	5/15/2028	15,000		15,339
HCA Inc., Gtd. Notes	5.25	6/15/2049	10,000		9,409
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.45	10/2/2023	10,000		10,094
HP Inc., Sr. Unscd. Notes	3.40	6/17/2030	10,000		9,004
Humana Inc., Sr. Unscd. Notes	3.85	10/1/2024	10,000		10,054
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	10,000		7,388
Intel Corp., Sr. Unscd. Notes	3.15	5/11/2027	10,000		9,970
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	10,000		10,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
Intercontinental Exchange Inc., Gtd. Notes	3.75	12/1/2025	15,000	15,143
International Business Machines Corp., Sr. Unscd. Debs.	5.88	11/29/2032	10,000	11,428
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	5,000	4,543
ITC Holdings Corp., Sr. Unscd. Notes	3.35	11/15/2027	15,000	14,556
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000	14,927
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	25,000	23,692
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	10,000	7,427
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	10,000	8,976
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	20,000	20,020
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	10,000	10,067
Lowe's Inc., Sr. Unscd. Notes	4.50	4/15/2030	10,000	10,238
Lowe's Inc., Sr. Unscd. Notes	4.65	4/15/2042	10,000	9,763
Marsh & McLennan Inc., Sr. Unscd. Notes	4.75	3/15/2039	15,000	15,049
Mastercard Inc., Sr. Unscd. Notes	2.00	3/3/2025	10,000	9,764
McDonald's Corp., Sr. Unscd. Notes	3.70	2/15/2042	10,000	8,843
Merck & Co. Inc., Sr. Unscd. Notes	3.90	3/7/2039	5,000	4,886
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	5,000	3,865
Microsoft Corp., Sr. Unscd. Notes	2.88	2/6/2024	10,000	10,011
Microsoft Corp., Sr. Unscd. Notes	4.25	2/6/2047	10,000	10,609
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000	9,589
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000	20,058
Motorola Solutions Inc., Sr. Unscd. Notes	2.75	5/24/2031	10,000	8,398
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	20,000	19,311
Novartis Capital Corp., Gtd. Notes	2.00	2/14/2027	10,000	9,529
Oncor Electric Delivery Co., Sr. Scd. Notes	3.10	9/15/2049	10,000	8,145
Oncor Electric Delivery Co., Sr. Scd. Notes	3.70	11/15/2028	15,000	15,044
Oracle Corp., Sr. Unscd. Notes	1.65	3/25/2026	10,000	9,198
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	10,000	8,845
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	10,000	7,763
Paramount Global, Sr. Unscd. Debs.	5.85	9/1/2043	10,000	9,692
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	15,000	14,241
PepsiCo Inc., Sr. Unscd. Notes	2.75	4/30/2025	15,000	14,930
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	10,000	8,974

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
Prudential Financial Inc., Sr. Unscd. Notes	4.35	2/25/2050	5,000	4,788
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	15,000	14,709
Texas Instruments Inc., Sr. Unscd. Notes	3.88	3/15/2039	10,000	9,823
The Coca-Cola Company, Sr. Unscd. Notes	3.45	3/25/2030	10,000	10,058
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.62	4/22/2032	15,000	12,952
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.85	1/26/2027	20,000	19,992
The Home Depot Inc., Sr. Unscd. Notes	3.50	9/15/2056	10,000	8,603
The Home Depot Inc., Sr. Unscd. Notes	3.90	12/6/2028	10,000	10,307
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,083
The PNC Financial Services Group Inc., Sr. Unscd. Notes	3.45	4/23/2029	10,000	9,603
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	15,000	13,924
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	15,000	13,377
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	10,000	8,855
Truist Financial Corp., Sr. Unscd. Notes	3.75	12/6/2023	10,000	10,109
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	10,000	9,620
Tyson Foods Inc., Sr. Unscd. Notes	4.55	6/2/2047	10,000	9,654
U.S. Treasury Bonds	1.13	8/15/2040	12,000	8,524
U.S. Treasury Bonds	1.13	5/15/2040	10,000	7,149
U.S. Treasury Bonds	1.25	5/15/2050	12,000	7,836
U.S. Treasury Bonds	1.38	11/15/2040	25,000	18,479
U.S. Treasury Bonds	1.38	8/15/2050	15,000	10,126
U.S. Treasury Bonds	1.63	11/15/2050	15,000	10,818
U.S. Treasury Bonds	1.75	8/15/2041	11,000	8,598
U.S. Treasury Bonds	1.88	11/15/2051	15,000	11,548
U.S. Treasury Bonds	1.88	2/15/2041	5,000	4,025
U.S. Treasury Bonds	1.88	2/15/2051	13,000	9,997
U.S. Treasury Bonds	2.00	2/15/2050	22,000	17,490
U.S. Treasury Bonds	2.00	8/15/2051	14,000	11,098
U.S. Treasury Bonds	2.00	11/15/2041	10,000	8,169
U.S. Treasury Bonds	2.25	8/15/2049	9,000	7,573
U.S. Treasury Bonds	2.25	2/15/2052	15,000	12,654
U.S. Treasury Bonds	2.38	11/15/2049	10,000	8,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
U.S. Treasury Bonds	2.38	5/15/2051	15,000	12,976
U.S. Treasury Bonds	2.50	2/15/2045	10,000	8,675
U.S. Treasury Bonds	2.75	11/15/2047	10,000	9,146
U.S. Treasury Bonds	2.75	8/15/2047	28,000	25,549
U.S. Treasury Bonds	2.75	11/15/2042	5,000	4,597
U.S. Treasury Bonds	2.88	5/15/2049	13,000	12,414
U.S. Treasury Bonds	2.88	5/15/2052	10,000	9,675
U.S. Treasury Bonds	3.00	2/15/2049	17,000	16,581
U.S. Treasury Bonds	3.00	8/15/2048	3,000	2,899
U.S. Treasury Bonds	3.00	2/15/2048	30,000	28,871
U.S. Treasury Bonds	3.13	11/15/2041	18,000	17,776
U.S. Treasury Bonds	3.13	5/15/2048	32,000	31,637
U.S. Treasury Bonds	3.13	2/15/2042	25,000	24,617
U.S. Treasury Bonds	3.38	11/15/2048	5,000	5,200
U.S. Treasury Bonds	3.63	2/15/2044	10,000	10,507
U.S. Treasury Bonds	3.88	8/15/2040	11,000	12,248
U.S. Treasury Bonds	4.38	11/15/2039	7,000	8,358
U.S. Treasury Bonds	4.38	5/15/2040	28,000	33,322
U.S. Treasury Bonds	4.50	2/15/2036	5,000	6,067
U.S. Treasury Notes	0.13	1/15/2024	10,000	9,600
U.S. Treasury Notes	0.13	2/15/2024	50,000	47,896
U.S. Treasury Notes	0.13	12/15/2023	35,000	33,671
U.S. Treasury Notes	0.13	9/15/2023	15,000	14,536
U.S. Treasury Notes	0.13	10/15/2023	25,000	24,175
U.S. Treasury Notes	0.13	8/31/2023	50,000	48,498
U.S. Treasury Notes	0.25	7/31/2025	10,000	9,261
U.S. Treasury Notes	0.25	6/15/2024	20,000	19,036
U.S. Treasury Notes	0.38	11/30/2025	10,000	9,232
U.S. Treasury Notes	0.38	12/31/2025	12,000	11,059
U.S. Treasury Notes	0.38	7/31/2027	25,000	22,294
U.S. Treasury Notes	0.38	8/15/2024	25,000	23,756
U.S. Treasury Notes	0.38	9/30/2027	30,000	26,618
U.S. Treasury Notes	0.50	6/30/2027	20,000	17,969
U.S. Treasury Notes	0.50	2/28/2026	25,000	23,063
U.S. Treasury Notes	0.50	5/31/2027	35,000	31,502
U.S. Treasury Notes	0.50	10/31/2027	25,000	22,282
U.S. Treasury Notes	0.50	4/30/2027	15,000	13,523
U.S. Treasury Notes	0.63	8/15/2030	25,000	21,344
U.S. Treasury Notes	0.63	5/15/2030	17,000	14,572
U.S. Treasury Notes	0.63	3/31/2027	20,000	18,177
U.S. Treasury Notes	0.63	12/31/2027	30,000	26,820
U.S. Treasury Notes	0.63	11/30/2027	25,000	22,390
U.S. Treasury Notes	0.75	3/31/2026	15,000	13,946

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
U.S. Treasury Notes	0.75	4/30/2026	15,000	13,927
U.S. Treasury Notes	0.88	11/15/2030	30,000	26,096
U.S. Treasury Notes	0.88	9/30/2026	25,000	23,173
U.S. Treasury Notes	0.88	6/30/2026	25,000	23,255
U.S. Treasury Notes	1.13	2/15/2031	31,000	27,451
U.S. Treasury Notes	1.25	4/30/2028	40,000	36,827
U.S. Treasury Notes	1.25	5/31/2028	25,000	22,991
U.S. Treasury Notes	1.25	8/15/2031	32,000	28,418
U.S. Treasury Notes	1.38	1/31/2025	25,000	24,107
U.S. Treasury Notes	1.38	11/15/2031	35,000	31,322
U.S. Treasury Notes	1.38	8/31/2026	10,000	9,472
U.S. Treasury Notes	1.50	1/31/2027	20,000	18,973
U.S. Treasury Notes	1.50	2/15/2030	15,000	13,823
U.S. Treasury Notes	1.50	8/15/2026	15,000	14,278
U.S. Treasury Notes	1.50	11/30/2024	20,000	19,385
U.S. Treasury Notes	1.63	5/15/2031	40,000	36,817
U.S. Treasury Notes	1.63	2/15/2026	10,000	9,609
U.S. Treasury Notes	1.63	5/15/2026	25,000	23,978
U.S. Treasury Notes	1.63	11/30/2026	25,000	23,876
U.S. Treasury Notes	1.63	8/15/2029	25,000	23,340
U.S. Treasury Notes	1.75	12/31/2026	20,000	19,203
U.S. Treasury Notes	1.75	12/31/2024	15,000	14,613
U.S. Treasury Notes	1.88	8/31/2024	55,000	53,866
U.S. Treasury Notes	1.88	2/15/2032	30,000	28,008
U.S. Treasury Notes	1.88	6/30/2026	5,000	4,840
U.S. Treasury Notes	2.00	2/15/2025	30,000	29,380
U.S. Treasury Notes	2.00	6/30/2024	65,000	63,931
U.S. Treasury Notes	2.00	4/30/2024	50,000	49,207
U.S. Treasury Notes	2.00	5/31/2024	65,000	63,954
U.S. Treasury Notes	2.00	8/15/2025	25,000	24,397
U.S. Treasury Notes	2.13	11/30/2024	30,000	29,493
U.S. Treasury Notes	2.13	5/31/2026	10,000	9,773
U.S. Treasury Notes	2.13	9/30/2024	18,000	17,722
U.S. Treasury Notes	2.13	7/31/2024	50,000	49,254
U.S. Treasury Notes	2.25	10/31/2024	30,000	29,602
U.S. Treasury Notes	2.25	12/31/2024	25,000	24,644
U.S. Treasury Notes	2.25	2/15/2027	10,000	9,789
U.S. Treasury Notes	2.25	3/31/2026	25,000	24,550
U.S. Treasury Notes	2.25	11/15/2024	45,000	44,394
U.S. Treasury Notes	2.25	11/15/2025	10,000	9,826
U.S. Treasury Notes	2.38	8/15/2024	25,000	24,739
U.S. Treasury Notes	2.38	5/15/2029	28,000	27,414
U.S. Treasury Notes	2.38	5/15/2027	25,000	24,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
U.S. Treasury Notes	2.63	2/15/2029	10,000		9,944
U.S. Treasury Notes	2.75	2/28/2025	20,000		19,946
U.S. Treasury Notes	2.75	2/15/2028	5,000		5,001
U.S. Treasury Notes	2.88	5/15/2032	25,000		25,451
U.S. Treasury Notes	2.88	5/15/2028	40,000		40,286
U.S. Treasury Notes	2.88	8/15/2028	25,000		25,179
U.S. Treasury Notes	3.13	11/15/2028	10,000		10,221
United Parcel Service Inc., Sr. Unscd. Notes	3.05	11/15/2027	15,000		15,032
Verizon Communications Inc., Sr. Unscd. Notes	1.75	1/20/2031	15,000		12,565
Verizon Communications Inc., Sr. Unscd. Notes	2.65	11/20/2040	10,000		7,740
Verizon Communications Inc., Sr. Unscd. Notes	4.02	12/3/2029	20,000		20,088
Verizon Communications Inc., Sr. Unscd. Notes	4.33	9/21/2028	10,000		10,265
Visa Inc., Sr. Unscd. Notes	3.15	12/14/2025	15,000		15,011
WW Grainger Inc., Sr. Unscd. Notes	1.85	2/15/2025	10,000		9,644
Zoetis Inc., Sr. Unscd. Notes	3.90	8/20/2028	15,000		15,034
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036			23,239	[b]	21,591
2.00%, 11/1/2036-3/1/2052			182,872	[b]	166,032
2.50%, 5/1/2035-12/1/2051			87,378	[b]	82,387
3.00%, 6/1/2035-6/1/2050			41,595	[b]	40,863
3.50%, 11/1/2047-7/1/2049			28,315	[b]	28,416
4.00%, 5/1/2049			4,856	[b]	4,947
5.00%, 10/1/2049			6,040	[b]	6,300
Federal National Mortgage Association:
4.50%			25,000	[b,c]	25,398
1.50%			25,000	[b,c]	23,195
1.50%, 11/1/2050-6/1/2051			44,893	[b]	38,750
2.00%			125,000	[b,c]	115,047
2.00%, 9/1/2040-9/1/2051			150,001	[b]	135,698
2.50%, 11/1/2031-1/1/2052			201,810	[b]	189,657
2.50%			75,000	[b,c]	70,944
3.00%			75,000	[b,c]	72,256
3.00%, 6/1/2034-6/1/2050			79,036	[b]	77,340
3.50%			25,000	[b,c]	24,747
3.50%, 9/1/2037-11/1/2049			71,204	[b]	71,559
4.00%, 1/1/2048-8/1/2049			50,990	[b]	52,004
4.00%			25,000	[b,c]	25,132
4.50%, 8/1/2047-7/1/2048			21,128	[b]	21,740
5.50%, 9/1/2049			7,100	[b]	7,378

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 37.1% (continued)
United States - 34.9% (continued)
Government National Mortgage Association II:
2.00%			25,000	[c]	22,973
2.00%, 3/20/2051-1/20/2052			67,662		62,430
2.50%			50,000	[c]	47,376
2.50%, 7/20/2051-3/20/2052			46,901		44,589
3.00%, 11/20/2045-8/20/2050			48,887		48,118
3.00%			25,000	[c]	24,357
3.50%, 11/20/2046-6/20/2049			50,650		50,883
4.00%, 4/20/2049-10/20/2049			16,445		16,685
4.00%			25,000	[c]	25,265
4.50%, 2/20/2049-6/20/2049			7,610		7,833
5.00%, 6/20/2049			4,079		4,213
				5,232,707
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		10,496
Total Bonds and Notes (cost $6,000,507)			5,570,030
Description			Shares		Value ($)
Common Stocks - 59.8%
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.			2,313		37,177
CSL Ltd.			231		46,913
Dexus			8,860		59,111
Insurance Australia Group Ltd.			18,157		56,732
National Australia Bank Ltd.			2,101		45,013
Westpac Banking Corp.			2,745		41,327
				286,273
Canada - .3%
The Toronto-Dominion Bank			761		49,432
China - 1.9%
3SBio Inc.			76,000	[d]	50,538
Meituan, Cl. B			2,815	[d,e]	63,760
Ping An Insurance Group Company of China Ltd., Cl. H			10,000		59,081
Tencent Holdings Ltd.			2,589		101,846
				275,225
Denmark - 1.3%
Chr. Hansen Holding A/S			1,160		75,867
Novo Nordisk A/S, Cl. B			214		25,168
Novozymes A/S, Cl. B			1,238		79,026
Orsted AS			172	[d]	20,006
				200,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 59.8% (continued)
France - 2.0%
BNP Paribas SA	820	38,868
Bureau Veritas SA	609	16,799
Danone SA	751	41,408
Kering SA	31	17,787
Legrand SA	675	55,435
L'Oreal SA	107	40,416
LVMH SE	25	17,390
Sanofi	758	75,423
		303,526
Germany - 1.0%
Allianz SE	81	14,689
Brenntag SE	625	43,700
Continental AG	278	19,663
Fresenius Medical Care AG & Co. KGaA	257	9,496
Infineon Technologies AG	1,746	47,421
SAP SE	179	16,591
		151,560
Hong Kong - .5%
AIA Group Ltd.	4,800	48,445
Link REIT	2,100	17,603
		66,048
Ireland - 2.7%
Accenture PLC, Cl. A	376	115,154
Aptiv PLC	506	[e] 53,074
Kerry Group PLC, Cl. A	317	33,520
Medtronic PLC	929	85,951
Trane Technologies PLC	776	114,064
		401,763
Israel - .2%
SolarEdge Technologies Inc.	92	[e] 33,132
Japan - 3.8%
Fast Retailing Co.	100	60,657
Honda Motor Co.	1,700	43,537
KDDI Corp.	1,400	45,121
M3 Inc.	1,100	38,508
Mitsubishi UFJ Financial Group Inc.	7,100	40,020
Nippon Telegraph & Telephone Corp.	600	17,142
Recruit Holdings Co.	1,000	37,559
Sony Group Corp.	500	42,800
Sugi Holdings Co.	400	18,053
Sumitomo Mitsui Financial Group Inc.	800	25,072

Description	Shares	Value ($)
Common Stocks - 59.8% (continued)
Japan - 3.8% (continued)
Suntory Beverage & Food Ltd.	1,400	55,274
Takeda Pharmaceutical Co.	1,600	47,078
Toyota Industries Corp.	700	42,422
Toyota Motor Corp.	3,700	59,892
		573,135
Netherlands - .7%
ASML Holding NV	119	68,325
Universal Music Group NV	710	16,127
Wolters Kluwer NV	200	21,731
		106,183
Norway - 1.0%
Mowi ASA	3,532	81,273
TOMRA Systems ASA	3,142	73,232
		154,505
Peru - .5%
Credicorp Ltd.	588	76,087
South Korea - .5%
Samsung SDI Co.	166	73,073
Spain - .5%
Banco Santander SA	9,510	23,827
Iberdrola SA	4,118	43,874
		67,701
Switzerland - 2.3%
Chubb Ltd.	238	44,896
Lonza Group AG	44	26,815
Nestle SA	990	121,593
Roche Holding AG	139	46,159
Zurich Insurance Group AG	253	110,437
		349,900
Taiwan - .6%
Taiwan Semiconductor Manufacturing Co.	5,000	85,627
United Kingdom - 4.2%
3i Group PLC	1,127	17,476
Ascential PLC	7,357	[e] 26,248
AstraZeneca PLC	307	40,355
Barclays PLC	15,825	30,441
Barratt Developments PLC	6,383	39,081
Bunzl PLC	976	36,615
Burberry Group PLC	1,497	32,871
Croda International PLC	499	45,574
Farfetch Ltd., Cl. A	1,327	[e] 10,536
Genus PLC	538	18,645
HSBC Holdings PLC	3,266	20,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 59.8% (continued)
United Kingdom - 4.2% (continued)
Informa PLC	7,131		51,789
Linde PLC	382		115,364
Prudential PLC	1,420		17,507
RELX PLC	656		19,412
Taylor Wimpey PLC	31,435		48,800
Travis Perkins PLC	4,446		57,164
		628,360
United States - 33.9%
Abbott Laboratories	676		73,576
Adobe Inc.	166	[e]	68,080
Albemarle Corp.	440		107,496
Alphabet Inc., Cl. C	1,520	[e]	177,293
Amazon.com Inc.	1,460	[e]	197,027
American Express Co.	304		46,822
American Tower Corp.	224	[f]	60,666
Amgen Inc.	222		54,938
Apple Inc.	2,479		402,862
Applied Materials Inc.	845		89,553
AT&T Inc.	2,749		51,626
Automatic Data Processing Inc.	241		58,110
Becton Dickinson & Co.	192		46,908
Biogen Inc.	190	[e]	40,861
BlackRock Inc.	40		26,767
Booking Holdings Inc.	25	[e]	48,392
Bristol-Myers Squibb Co.	858		63,303
Brixmor Property Group Inc.	2,936	[f]	68,056
Cigna Corp.	209		57,550
CME Group Inc.	100		19,948
CMS Energy Corp.	1,463		100,552
Colgate-Palmolive Co.	594		46,772
Costco Wholesale Corp.	242		130,995
Ecolab Inc.	590		97,450
Eli Lilly & Co.	294		96,929
Emerson Electric Co.	1,084		97,636
Eversource Energy	1,197		105,599
Fidelity National Information Services Inc.	541		55,269
Ingersoll Rand Inc.	2,037		101,443
Intel Corp.	1,341		48,692
Intuit Inc.	254		115,867
JPMorgan Chase & Co.	837		96,556
Laureate Education, Cl. A	3,730		44,163
Lowe's Cos.	295		56,501
Mastercard Inc., Cl. A	254		89,863

Description				Shares		Value ($)
Common Stocks - 59.8% (continued)
United States - 33.9% (continued)
Merck & Co.				1,436		128,292
MetLife Inc.				1,470		92,978
Microsoft Corp.				1,370		384,614
Morgan Stanley				597		50,327
NextEra Energy Inc.				1,351		114,146
NIKE Inc., Cl. B				478		54,932
Norfolk Southern Corp.				289		72,588
PayPal Holdings Inc.				509	[e]	44,044
PepsiCo Inc.				451		78,907
Prologis Inc.				273	[f]	36,189
S&P Global Inc.				53		19,977
Salesforce Inc.				572	[e]	105,259
Starbucks Corp.				628		53,242
Texas Instruments Inc.				664		118,783
The Cooper Companies				191		62,457
The Estee Lauder Companies, Cl. A				161		43,969
The PNC Financial Services Group Inc.				253		41,983
The Procter & Gamble Company				464		64,454
The TJX Companies				752		45,992
The Walt Disney Company				574	[e]	60,901
Thermo Fisher Scientific Inc.				82		49,070
Union Pacific Corp.				237		53,870
United Parcel Service Inc., Cl. B				297		57,882
Verizon Communications Inc.				2,569		118,662
Visa Inc., Cl. A				393		83,359
Warner Bros Discovery Inc.				665	[e]	9,975
					5,090,973
Total Common Stocks (cost $8,025,663)				8,972,570

Rights - .0%
Australia - .0%
Australia & New Zealand Banking Group Ltd. (cost $1)	AUD		8/25/2022	154		429
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 6.1%
Registered Investment Companies - 6.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $910,278)		2.21		910,278	[g]	910,278
Total Investments (cost $14,936,449)				103.0%	15,453,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(3.0%)	(448,406)
Net Assets	100.0%	15,004,901

REIT—Real Estate Investment Trust

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Purchased on a forward commitment basis.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $134,304 or .9% of net assets.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	1,477,950		-	1,477,950
Equity Securities - Common Stocks	5,788,663	3,183,907	††	-	8,972,570
Foreign Governmental	-	102,863		-	102,863
Investment Companies	910,278	-		-	910,278
Rights	-	429	††	-	429
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	40,155		-	40,155
U.S. Government Agencies Mortgage-Backed	-	1,656,103		-	1,656,103
U.S. Government Agencies Obligations	-	59,540		-	59,540
U.S. Treasury Securities	-	2,233,419		-	2,233,419

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2022, accumulated net unrealized appreciation on investments was $516,858, consisting of $1,579,228 gross unrealized appreciation and $1,062,370 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.